Unaudited Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,083,109)	$ (580,983)	$ (707,458)	$ (598,593)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of warrant liability	(1,325)
Commitment fee	250,000
Stock-based compensation	1,990,366	100,000		1,400
Changes in operating assets and liabilities:
Prepaid expenses	(99,910)	(1,613)	(173)	(7,122)
Accounts payable	19,870	168,966	103,997	4,742
Accrued expenses	557,839	21,224	(2,282)
Tax payable	(568,111)
Related party payable	(128,000)	45,000	135,000
Other liabilities	60,022
Net cash used in operating activities	(2,002,358)	(247,406)	(470,916)	(599,573)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of patents		(10,000)	37,740	(86,160)
Acquisition of licenses	(123,497)	(66,325)	(13,888)	(39,248)
Net cash used in investing activities	(123,497)	(76,325)	23,852	(125,408)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory note	1,000,000
Proceeds from sales of stocks and warrants, net	175,000
Proceeds from related party loans	100,000
Proceeds from shareholders	120,000
Merger proceeds net of transaction cost	778,942
Proceeds from stock subscriptions			100,000	750,000
Repayment of advance to shareholder		250,000	250,000	(250,000)
Proceeds from notes payable - current portion			24,000
Net cash provided by financing activities	2,173,942	250,000	374,000	500,000
NET CHANGE IN CASH	48,087	(73,731)	(73,064)	(224,981)
Cash - Beginning of period	2,808	75,872	75,872	300,853
Cash - End of period	50,895	2,141	2,808	75,872
SUPPLEMENTAL NON-CASH FINANCING AND INVESTING ACTIVITIES:
Note payable settled with issuance of common stock	5,258,270
Interest payable settled with issuance of common stock	60,022
Non-cash directors and officers insurance	154,500
Non-cash PIPE Funds used for merger transaction close	2,950,000
Commitment fee paid in stock	250,000
Assumed warrant liability from merger	22,525
Assumed income tax payable	568,111
Warrant conversion	96,200
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest Paid	2,460	37,707	78,496	19,624
Taxes Paid
Supplemental disclosure for non-cash financing activities:
Acquisition of drugs licenses with a promissory note (See Note 5)				$ 1,347,518